Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock New Jersey Municipal Bond Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 501
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,496
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,780
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	$ 877